Business Combinations, Divestiture and Private Placement - Zero2Ten EMEA Limited (Details) - Zero2Ten EMEA Limited £ in Thousands, $ in Thousands	Oct. 02, 2019 CAD ($)	Oct. 02, 2019 GBP (£)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 GBP (£)	Oct. 02, 2019 GBP (£)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations1 [Line Items]
Percentage of voting equity sold	100.00%				100.00%
Total consideration	$ 1,293				£ 800
Consideration received in cash	565	£ 350
Revalued consideration	1,302
Balance of sale receivable	$ 728		$ 791	£ 450